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02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-08 | Mid Cap Portfolio
Fund Summary Fund/Class:<br/>VIP Mid Cap Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks long-term growth of capital.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Mid Cap Portfolio}	02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-08 Mid Cap Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-08 - Mid Cap Portfolio	VIP Mid Cap Portfolio-Initial VIP	VIP Mid Cap Portfolio-Service VIP	VIP Mid Cap Portfolio-Service 2 VIP
Management fee	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.08%	0.08%	0.08%
Total annual operating expenses	0.62%	0.72%	0.87%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-08 - Mid Cap Portfolio - USD ($)	VIP Mid Cap Portfolio-Initial VIP	VIP Mid Cap Portfolio-Service VIP	VIP Mid Cap Portfolio-Service 2 VIP
1 year	$ 63	$ 74	$ 89
3 years	199	230	278
5 years	346	401	482
10 years	$ 774	$ 894	$ 1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	16.20%	September 30, 2010
Lowest Quarter Return	-19.62%	December 31, 2018

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-08 - Mid Cap Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Mid Cap Portfolio-Initial VIP | Return Before Taxes	23.45%	7.12%	10.45%
VIP Mid Cap Portfolio-Service VIP | Return Before Taxes	23.35%	7.01%	10.34%
VIP Mid Cap Portfolio-Service 2 VIP | Return Before Taxes	23.17%	6.86%	10.18%
S&P MidCap 400® Index(reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%